Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 9 – Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31, 2025	As of December 31, 2024

Office equipment	$235,503	$167,257
Leasehold improvement	12,364	11,299
Subtotal	247,867	178,556

Less: accumulated depreciation	(110,573)	(90,844)
Total	$137,294	$87,712

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 amounted to $38,549, $22,111 and $4,886, respectively.